Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not grant, and in recent years has not granted, stock options and therefore has no policy or practice regarding stock option grant timing.

The Company does grant restricted stock awards. During 2024, restricted stock awards to associates, including the named executive officers, generally were granted on regularly scheduled predetermined dates. The Compensation Committee does not grant such awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates or vesting events.

Award Timing MNPI Considered	false